Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Profit after tax	$ 140,148	$ 137,308	$ 132,101
Items that will not be reclassified to profit or loss:
Pension adjustment, net of tax	(1,717)	(614)	1,146
Items that will be reclassified subsequently to profit or loss:
Current period gain/(loss)	568	(10,352)	9,395
Net change in time value of option contracts designated as cash flow hedges	(56)	(2,033)	647
Reclassification to profit or loss	4,967	2,185	(3,327)
Foreign currency translation loss	(10,070)	(54,427)	(28,309)
Income tax (expense)/benefit relating to above	(1,799)	4,344	(2,698)
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss	(6,390)	(60,283)	(24,292)
Total other comprehensive loss, net of taxes	(8,107)	(60,897)	(23,146)
Total comprehensive income	$ 132,041	$ 76,411	$ 108,955